Portfolio of investments—May 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 80.30%
Basic materials: 2.22%
Chemicals: 1.91%
Avient Corp.144A	5.75%	5-15-2025	$6,760,000	$6,723,470
Celanese U.S. Holdings LLC	6.05	3-15-2025	29,775,000	29,798,828
				36,522,298
Mining: 0.31%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	6,255,000	5,819,039
Communications: 7.67%
Advertising: 0.19%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	3,760,000	3,610,775
Internet: 2.50%
Arches Buyer, Inc.144A	4.25	6-1-2028	19,130,000	16,696,364
Gen Digital, Inc.144A	5.00	4-15-2025	9,412,000	9,329,438
Gen Digital, Inc.144A	6.75	9-30-2027	21,650,000	21,822,810
				47,848,612
Media: 3.92%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	34,750,000	33,212,292
Nexstar Media, Inc.144A	5.63	7-15-2027	9,275,000	8,754,513
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	10,805,000	9,414,884
Sirius XM Radio, Inc.144A	5.00	8-1-2027	24,710,000	23,466,523
				74,848,212
Telecommunications: 1.06%
Sprint LLC	7.13	6-15-2024	18,109,000	18,111,915
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	2,155,000	2,139,309
				20,251,224
Consumer, cyclical: 21.53%
Airlines: 3.52%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	34,680,000	34,352,276
Delta Air Lines, Inc.	7.38	1-15-2026	2,600,000	2,659,114
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	3,094,329	2,909,036
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	15,355,000	14,158,916
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	3,614,000	3,617,459
United Airlines, Inc.144A	4.38	4-15-2026	10,000,000	9,635,607
				67,332,408
Apparel: 1.39%
Hanesbrands, Inc.144A	4.88	5-15-2026	12,170,000	11,806,013
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 1

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel(continued)
Michael Kors USA, Inc.144A	4.25%	11-1-2024	$6,045,000	$5,974,226
Tapestry, Inc.	7.35	11-27-2028	8,500,000	8,802,072
				26,582,311
Auto manufacturers: 0.65%
Ford Motor Credit Co. LLC	4.13	8-17-2027	8,900,000	8,440,035
Ford Motor Credit Co. LLC	5.13	6-16-2025	3,955,000	3,925,387
				12,365,422
Auto parts & equipment: 1.46%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	15,605,000	15,148,071
American Axle & Manufacturing, Inc.	6.50	4-1-2027	6,270,000	6,235,816
Clarios Global LP/Clarios U.S. Finance Co.144A	6.25	5-15-2026	6,605,000	6,599,324
				27,983,211
Distribution/wholesale: 0.93%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	17,750,000	17,794,676
Entertainment: 3.40%
CCM Merger, Inc.144A	6.38	5-1-2026	11,755,000	11,668,269
Churchill Downs, Inc.144A	5.50	4-1-2027	19,140,000	18,742,062
Cinemark USA, Inc.144A	5.88	3-15-2026	6,220,000	6,127,220
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	21,600,000	21,712,601
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	6,699,000	6,707,883
				64,958,035
Home builders: 0.62%
LGI Homes, Inc.144A	8.75	12-15-2028	8,790,000	9,126,546
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	2,733,000	2,690,555
				11,817,101
Housewares: 1.00%
Newell Brands, Inc.	5.70	4-1-2026	19,310,000	19,067,057
Leisure time: 2.87%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	9,130,000	9,884,494
NCL Corp. Ltd.144A	8.13	1-15-2029	6,270,000	6,551,191
NCL Corp. Ltd.144A	8.38	2-1-2028	17,385,000	18,144,968
Viking Cruises Ltd.144A	5.88	9-15-2027	11,230,000	10,964,867
VOC Escrow Ltd.144A	5.00	2-15-2028	9,630,000	9,249,855
				54,795,375
Lodging: 1.55%
Hilton Domestic Operating Co., Inc.144A	5.38	5-1-2025	17,777,000	17,687,237
Las Vegas Sands Corp.	3.20	8-8-2024	11,900,000	11,870,256
				29,557,493
Retail: 4.08%
Bath & Body Works, Inc.144A	9.38	7-1-2025	18,686,000	19,346,905
See accompanying notes to portfolio of investments
2 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Dave & Buster’s, Inc.144A	7.63%	11-1-2025	$27,091,000	$27,233,716
Gap, Inc.144A	3.63	10-1-2029	6,155,000	5,326,504
Lithia Motors, Inc.144A	4.63	12-15-2027	4,710,000	4,478,250
Penske Automotive Group, Inc.	3.50	9-1-2025	375,000	363,610
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	9,335,000	8,669,454
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	11,585,000	12,472,909
				77,891,348
Toys/games/hobbies: 0.06%
Mattel, Inc.144A	3.38	4-1-2026	1,150,000	1,100,339
Consumer, non-cyclical: 5.46%
Commercial services: 3.66%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	440,000	439,743
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL144A	4.63	6-1-2028	6,440,000	5,813,906
Block, Inc.	2.75	6-1-2026	1,760,000	1,657,535
CoreCivic, Inc.	8.25	4-15-2029	15,210,000	15,883,646
GEO Group, Inc.144A	8.63	4-15-2029	15,665,000	16,124,074
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	14,175,000	14,074,685
Sabre Global, Inc.144A	11.25	12-15-2027	11,325,000	11,008,358
Upbound Group, Inc.144A	6.38	2-15-2029	5,113,000	4,930,325
				69,932,272
Food: 0.64%
B&G Foods, Inc.144A	8.00	9-15-2028	12,000,000	12,179,004
Healthcare-services: 0.77%
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,327,191
Tenet Healthcare Corp.	4.63	6-15-2028	5,575,000	5,298,210
				14,625,401
Pharmaceuticals: 0.39%
AdaptHealth LLC144A	6.13	8-1-2028	7,825,000	7,482,887
Energy: 15.57%
Energy-alternate sources: 0.74%
TerraForm Power Operating LLC144A	5.00	1-31-2028	14,815,000	14,139,784
Oil & gas: 4.67%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	16,375,000	16,528,948
Antero Resources Corp.144A	7.63	2-1-2029	12,500,000	12,876,363
Antero Resources Corp.144A	8.38	7-15-2026	6,395,000	6,586,837
Civitas Resources, Inc.144A	8.38	7-1-2028	11,295,000	11,853,956
EQT Corp.	6.13	2-1-2025	5,546,000	5,546,383
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	10,785,000	10,647,412
Nabors Industries, Inc.144A	7.38	5-15-2027	10,525,000	10,501,433
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 3

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Range Resources Corp.	8.25%	1-15-2029	$1,910,000	$1,984,467
Southwestern Energy Co.	5.70	1-23-2025	12,702,000	12,645,397
				89,171,196
Oil & gas services: 2.50%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	16,935,000	17,001,700
Bristow Group, Inc.144A	6.88	3-1-2028	13,348,000	13,055,393
Oceaneering International, Inc.	6.00	2-1-2028	11,745,000	11,572,192
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	1,795,000	1,795,099
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	4,400,000	4,404,981
				47,829,365
Pipelines: 7.66%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	8,670,000	8,481,473
Buckeye Partners LP144A	4.13	3-1-2025	6,795,000	6,664,415
DCP Midstream Operating LP	5.38	7-15-2025	4,200,000	4,180,734
EnLink Midstream Partners LP	4.15	6-1-2025	5,917,000	5,815,966
EQM Midstream Partners LP144A	7.50	6-1-2027	5,845,000	5,971,760
Harvest Midstream I LP144A	7.50	9-1-2028	17,340,000	17,595,894
Hess Midstream Operations LP144A	5.63	2-15-2026	9,850,000	9,787,858
Hess Midstream Operations LP144A	6.50	6-1-2029	1,580,000	1,597,696
Kinetik Holdings LP144A	6.63	12-15-2028	24,690,000	24,950,466
Rockies Express Pipeline LLC144A	3.60	5-15-2025	16,795,000	16,326,784
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	20,290,000	19,866,834
Venture Global LNG, Inc.144A	8.13	6-1-2028	17,830,000	18,222,163
Western Midstream Operating LP	3.95	6-1-2025	1,735,000	1,701,428
Western Midstream Operating LP	4.65	7-1-2026	5,335,000	5,213,279
				146,376,750
Financial: 13.85%
Banks: 0.09%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,837,000	1,728,245
Diversified financial services: 7.76%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	11,535,000	10,958,383
Enact Holdings, Inc.144A	6.50	8-15-2025	34,467,000	34,716,886
Encore Capital Group, Inc.144A	9.25	4-1-2029	4,500,000	4,683,124
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	5,365,000	5,263,888
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	13,165,000	12,984,915
Navient Corp.	5.88	10-25-2024	14,850,000	14,821,525
OneMain Finance Corp.	7.13	3-15-2026	23,950,000	24,301,566
PRA Group, Inc.144A	7.38	9-1-2025	11,880,000	11,930,478
See accompanying notes to portfolio of investments
4 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88%	10-15-2026	$11,865,000	$11,037,937
United Wholesale Mortgage LLC144A	5.50	11-15-2025	17,745,000	17,584,642
				148,283,344
Insurance: 0.25%
AmWINS Group, Inc.144A	6.38	2-15-2029	4,695,000	4,683,498
Investment Companies: 0.48%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	9,385,000	9,151,468
Private equity: 0.60%
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00	4-15-2025	11,550,000	11,490,161
REITS: 4.67%
Boston Properties LP	3.65	2-1-2026	1,750,000	1,684,958
Brandywine Operating Partnership LP	3.95	11-15-2027	5,180,000	4,660,753
Iron Mountain, Inc.144A	5.25	3-15-2028	24,240,000	23,335,631
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	7,505,000	7,357,036
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	8,055,000	7,312,445
Service Properties Trust	7.50	9-15-2025	20,610,000	20,956,433
Starwood Property Trust, Inc.144A	3.63	7-15-2026	2,930,000	2,719,432
Starwood Property Trust, Inc.144A	3.75	12-31-2024	11,434,000	11,227,208
Starwood Property Trust, Inc.	4.75	3-15-2025	10,120,000	9,950,177
				89,204,073
Industrial: 7.66%
Aerospace/defense: 0.97%
TransDigm, Inc.144A	6.38	3-1-2029	18,660,000	18,619,519
Electrical components & equipment: 1.53%
WESCO Distribution, Inc.144A	6.38	3-15-2029	13,275,000	13,323,586
WESCO Distribution, Inc.144A	7.13	6-15-2025	15,902,000	15,895,242
				29,218,828
Machinery-diversified: 0.88%
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	17,430,000	16,815,331
Packaging & containers: 3.17%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	17,170,000	16,788,192
Berry Global, Inc.144A	4.88	7-15-2026	1,750,000	1,720,871
Berry Global, Inc.144A	5.63	7-15-2027	3,040,000	2,999,882
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	4,075,000	4,151,855
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	19,935,000	19,793,617
Sealed Air Corp.144A	5.13	12-1-2024	7,629,000	7,566,750
Sealed Air Corp.144A	5.50	9-15-2025	7,550,000	7,513,539
				60,534,706
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 5

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing: 1.11%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50%	6-15-2045	$7,940,000	$7,924,844
DAE Funding LLC144A	2.63	3-20-2025	5,910,000	5,735,395
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	7,820,000	7,558,062
				21,218,301
Technology: 2.09%
Computers: 1.14%
Western Digital Corp.	4.75	2-15-2026	22,383,000	21,899,506
Semiconductors: 0.27%
Entegris, Inc.144A	4.38	4-15-2028	4,700,000	4,396,474
ON Semiconductor Corp.144A	3.88	9-1-2028	795,000	725,955
				5,122,429
Software: 0.68%
SS&C Technologies, Inc.144A	5.50	9-30-2027	13,250,000	12,976,507
Utilities: 4.25%
Electric: 4.25%
NextEra Energy Operating Partners LP144A	4.25	7-15-2024	22,857,000	22,776,253
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	4,770,000	4,488,434
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	6,980,000	7,145,405
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	2,254,142	2,242,872
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	17,588,000	16,122,316
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	5,350,000	5,310,226
Vistra Operations Co. LLC144A	5.63	2-15-2027	23,400,000	23,024,669
				81,110,175
Total corporate bonds and notes (Cost $1,532,834,747)				1,533,937,686

	Shares
Investment companies: 0.53%
Exchange-traded funds: 0.53%
SPDR Bloomberg Short Term High Yield Bond ETF	405,000	10,120,950
Total investment companies (Cost $9,938,700)		10,120,950

			Principal
Loans: 4.53%
Communications: 0.19%
Media: 0.19%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.44	8-2-2027	$3,652,591	3,662,015
Consumer, cyclical: 2.01%
Airlines: 0.80%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.73	6-21-2027	6,093,750	6,229,458
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.07	10-20-2027	8,753,830	9,006,465
				15,235,923
See accompanying notes to portfolio of investments
6 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto parts & equipment: 0.36%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.59%	3-30-2027	$6,945,371	$6,864,735
Leisure time: 0.35%
Carnival Corp. (U.S. SOFR 1 Month+2.75%)±	8.07	8-8-2027	6,691,878	6,728,683
Retail: 0.50%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.82	3-3-2028	7,395,000	6,675,319
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	9.18	2-11-2028	3,000,000	2,986,620
				9,661,939
Consumer, non-cyclical: 0.29%
Healthcare-services: 0.29%
Select Medical Corp. (U.S. SOFR 1 Month+3.00%)±	8.33	3-6-2027	5,452,360	5,467,681
Energy: 0.55%
Pipelines: 0.55%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+3.25%)±	8.56	4-13-2028	1,917,564	1,922,358
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.68	10-31-2028	2,155,967	2,164,591
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.08	8-1-2029	6,340,000	6,354,962
				10,441,911
Financial: 0.90%
Insurance: 0.90%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.69	12-23-2026	17,327,107	17,197,153
Technology: 0.29%
Software: 0.29%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	10.08	11-28-2028	5,450,000	5,468,476
Utilities: 0.30%
Electric: 0.30%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.50%)±	8.11	12-15-2027	5,685,843	5,693,747
Total loans (Cost $85,947,548)				86,422,263
Non-agency mortgage-backed securities: 0.52%
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	6.92	8-25-2054	10,000,000	10,000,000
Total non-agency mortgage-backed securities (Cost $10,000,000)				10,000,000
Yankee corporate bonds and notes: 10.03%
Basic materials: 0.29%
Mining: 0.29%
Constellium SE144A	5.88	2-15-2026	5,594,000	5,556,904
Communications: 0.74%
Media: 0.60%
Videotron Ltd.144A	5.38	6-15-2024	11,523,000	11,500,530
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 7

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.14%
Connect Finco SARL/Connect U.S. Finco LLC144A	6.75%	10-1-2026	$2,890,000	$2,728,770
Consumer, cyclical: 3.36%
Airlines: 1.26%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	22,234,000	23,957,135
Auto parts & equipment: 0.37%
Clarios Global LP144A	6.75	5-15-2025	7,058,000	7,057,516
Entertainment: 0.17%
International Game Technology PLC144A	6.50	2-15-2025	3,290,000	3,296,781
Leisure time: 1.56%
Carnival Corp.144A	7.63	3-1-2026	8,485,000	8,531,006
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	21,690,000	21,251,502
				29,782,508
Energy: 2.00%
Oil & gas: 0.45%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	8,250,402	8,630,449
Pipelines: 1.55%
Northriver Midstream Finance LP144A	5.63	2-15-2026	29,885,000	29,480,686
Financial: 1.49%
Banks: 0.45%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	8,550,000	8,535,860
Diversified financial services: 1.04%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%)±	5.88	10-10-2079	4,790,000	4,757,801
Macquarie Airfinance Holdings Ltd.144A	6.40	3-26-2029	2,650,000	2,677,854
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	11,845,000	12,455,621
				19,891,276
Industrial: 1.57%
Aerospace/defense: 0.48%
Bombardier, Inc.144A	7.88	4-15-2027	9,268,000	9,277,806
Electronics: 0.28%
Sensata Technologies BV144A	4.00	4-15-2029	5,815,000	5,282,432
Packaging & containers: 0.81%
Trivium Packaging Finance BV144A	5.50	8-15-2026	15,670,000	15,448,691
Technology: 0.10%
Software: 0.10%
Open Text Corp.144A	6.90	12-1-2027	1,800,000	1,846,588
See accompanying notes to portfolio of investments
8 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.48%
Electric: 0.48%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75%	6-15-2076	$9,330,000	$9,227,805
Total yankee corporate bonds and notes (Cost $189,110,359)				191,501,737

		Yield	Shares
Short-term investments: 2.89%
Investment companies: 2.89%
Allspring Government Money Market Fund Select Class♠∞		5.24	55,230,371	55,230,371
Total short-term investments (Cost $55,230,371)				55,230,371
Total investments in securities (Cost $1,883,061,725)	98.80%			1,887,213,007
Other assets and liabilities, net	1.20			22,977,515
Total net assets	100.00%			$1,910,190,522

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$72,874,106	$721,482,318	$(739,126,053)	$0	$0	$55,230,371	55,230,371	$3,485,543
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 9

Notes to portfolio of investments—May 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring Short-Term High Income Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$1,533,937,686	$0	$1,533,937,686
Investment companies	10,120,950	0	0	10,120,950
Loans	0	86,422,263	0	86,422,263
Non-agency mortgage-backed securities	0	10,000,000	0	10,000,000
Yankee corporate bonds and notes	0	191,501,737	0	191,501,737
Short-term investments
Investment companies	55,230,371	0	0	55,230,371
Total assets	$65,351,321	$1,821,861,686	$0	$1,887,213,007
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At May 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term High Income Fund | 11